Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 27,234	$ 32,729
Additions	160,252	165,768
Utilization	(153,390)	(171,263)
Other provisions, ending balance	34,096	27,234
Chargebacks/Rebates/Co-pay
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	14,716	20,880
Additions	100,450	106,331
Utilization	(98,571)	(112,495)
Other provisions, ending balance	16,595	14,716
Returns
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	8,326	7,538
Additions	32,440	30,081
Utilization	(29,700)	(29,293)
Other provisions, ending balance	11,066	8,326
Inventory management
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	3,392	3,495
Additions	22,015	22,395
Utilization	(19,524)	(22,498)
Other provisions, ending balance	5,883	3,392
Prompt pay
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	800	816
Additions	5,347	6,961
Utilization	(5,595)	(6,977)
Other provisions, ending balance	$ 552	$ 800